Cover	Jul. 07, 2026
Cover [Abstract]
Entity Registrant Name	THC Therapeutics, Inc.
Entity Central Index Key	0001404935
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Entity Emerging Growth Company	false
Document Period End Date	Jul. 07, 2026
Entity File Number	000-55994
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-0164981
Entity Address Address Line 1	1600 Sky Park Dr # 215
Entity Address City Or Town	Medford
Entity Address State Or Province	OR
Entity Address Postal Zip Code	97504
City Area Code	833
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	420-8428